Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	12 Months Ended	33 Months Ended	35 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	May 15, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 21, 2021	Oct. 26, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000231392 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			TSW Emerging Markets Fund (Institutional Shares/TSWMX)
Account Value		$ 104,853	$ 104,853	$ 104,853	$ 104,853	$ 104,853	$ 104,853			$ 89,635	$ 72,500	$ 100,000
Average Annual Return, Percent			16.98%	1.72%
C000231395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			TSW High Yield Bond Fund (Institutional Shares/TSWHX)
Account Value		110,291.6	$ 110,291.6	$ 110,291.6	$ 110,291.6	110,291.6	110,291.6			96,833.4	87,248.3		$ 100,000
Average Annual Return, Percent			13.90%		3.40%
C000231400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			TSW Large Cap Value Fund (Institutional Shares/TSWEX)
Account Value		249,503.6	$ 249,503.6	249,503.6	$ 249,503.6	$ 249,503.6	$ 249,503.6			207,943.5	185,205.7			$ 191,842.6	$ 142,208.6	$ 143,981	$ 142,596.3	$ 124,116.3	$ 111,531.1	$ 97,042.6	$ 100,000
Average Annual Return, Percent			19.99%			11.62%	9.57%
C000249810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			TSW Core Plus Bond Fund (Institutional Shares/TSWFX)
Account Value		$ 105,188	$ 105,188	105,188	105,188	$ 105,188	$ 105,188	$ 100,399	$ 100,000
Average Annual Return, Percent		5.19%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Account Value		$ 105,086	$ 105,086	$ 105,086	105,086	105,086	105,086			83,366	74,635	$ 100,000
Average Annual Return, Percent			26.05%	1.80%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		$ 96,182.8	$ 96,182.8	$ 96,182.8	$ 96,182.8	96,182.8	96,182.8	$ 100,245	$ 100,000	86,209.6	85,657.6		100,000
Average Annual Return, Percent		5.45%	11.57% [1]		(1.32%) [1]
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Account Value		$ 342,568.3	$ 342,568.3	342,568.3	$ 342,568.3	$ 342,568.3	$ 342,568.3			252,482.9	208,330			251,652.7	192,154.6	165,631.8	159,456.2	135,402.2	114,226.5	99,386.3	100,000
Average Annual Return, Percent	[2]		35.68%			15.64%	13.10%
I C E BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. High Yield Constrained Index
Account Value		109,960	$ 109,960	109,960	$ 109,960	$ 109,960	$ 109,960			94,998.7	86,142.2		$ 100,000
Average Annual Return, Percent			15.75%		3.29%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Value Index
Account Value		241,834.9	$ 241,834.9	241,834.9	$ 241,834.9	$ 241,834.9	$ 241,834.9			189,286.3	165,404.8			186,608.3	138,216.8	145,529.4	139,931.2	127,849.4	111,054.9	95,576.3	100,000
Average Annual Return, Percent			27.76%			10.69%	9.23%
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Account Value		$ 350,980.2	$ 350,980.2	$ 350,980.2	$ 350,980.2	$ 350,980.2	$ 350,980.2			$ 257,408.2	$ 211,654.3			$ 250,395.6	$ 192,604.6	$ 167,265.6	$ 160,440.7	$ 136,070	$ 114,721.1	$ 99,385.5	$ 100,000

[1]	Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[2]	Effective September 30, 2024 the Fund compares its performance to the Russell 1000® Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.